Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest receivable	[1]	$ 5,412	$ 368
Advance to game developers		4,200	2,894
VAT input	[2]	3,485	2,173
Deferred platform commission cost		2,424	1,878
Prepaid expenses		1,620	416
Advance to advertisement suppliers		296	3
Prepaid rental expenses		189	35
Rental deposit		29	2
Others		642	240
Prepaid expenses and other current assets		$ 18,297	$ 8,009

[1]	Interest receivable represented the interests from cash and cash equivalents and term deposits which have not been received by the Group as of year end.
[2]	VAT input mainly occurred from the purchasing of property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.